Note 8 - Financial Income, Net - Schedule of Financial Income (Expense) (Details) - EUR (€) € in Thousands		6 Months Ended
		Jun. 30, 2017	Jun. 30, 2016
Interest income		€ 6	€ 9
Interest expense		(18)	(27)
Warrants exercised or forfeited		625	174
Changes in fair value of the warrants	[1]	795	2,734
Total		€ 1,408	€ 2,891

[1]	For more details on the fair value of Financial Instruments, please refer to Notes 14-2 and 23.